CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $) In Thousands, except Share data	Ordinary	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC statutory reserves	Retained Earnings	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2011	$ 123	$ 9,533	$ (733)	$ 731	$ 274	$ 6,371	$ 1,610	$ 17,909
Beginning Balance, shares at Dec. 31, 2011	2,229,628
Net income/loss						(429)	309	(120)
Purchase of treasury stock			(33)					(33)
Appropriation of reserves					37	(37)
Cancellation of fractional shares	(19)
Ending Balance, amount at Dec. 31, 2012	123	9,533	(766)	731	311	5,905	1,919	17,756
Ending Balance, shares at Dec. 31, 2012	2,229,609
Net income/loss						(18)	113	95
Other comprehensive income: Foreign exchange translation adjustment				127			54	181
Appropriation of reserves					4	(4)
Dividend paid/payable to non-controlling interest							(134)	(134)
Disposal of a subsidiary							53	53
Release of translation reserves upon disposal of a subsidiary				(74)				(74)
Ending Balance, amount at Dec. 31, 2013	123	9,533	(766)	784	315	5,883	2,005	17,877
Ending Balance, shares at Dec. 31, 2013	2,229,609
Net income/loss						164	(169)	(5)
Other comprehensive income: Foreign exchange translation adjustment				(8)			(7)	(15)
Dividend paid/payable to non-controlling interest							(42)	(42)
Release of translation reserves upon disposal of a subsidiary								0
Stock-based compensation expense		2						2
Ending Balance, amount at Dec. 31, 2014	$ 123	$ 9,535	$ (766)	$ 776	$ 315	$ 6,047	$ 1,787	$ 17,817
Ending Balance, shares at Dec. 31, 2014	2,229,609